State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments
September 30, 2023 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS — 99.6%
ASSET BACKED COMMERCIAL PAPER — 8.4%
Barclays Bank PLC 5.34%, 10/4/2023	$5,000,000	$4,996,315
Barclays Bank PLC 5.71%, 4/2/2024	1,750,000	1,698,887
Barton Capital SA 5.46%, 10/11/2023	5,000,000	4,991,058
Collateralized Commercial Paper FLEX Co. LLC SOFR + 0.42%, 5.73%, 2/23/2024 (a)	5,000,000	5,000,112
Concord Minutemen Capital Co. LLC SOFR + 0.50%, 5.81%, 1/2/2024 (a),(b)	2,000,000	2,000,617
LMA-Americas LLC 5.50%, 10/5/2023 (c)	10,000,000	9,991,062
Podium Funding Trust SOFR + 0.50%, 5.81%, 11/2/2023 (b)	10,000,000	10,003,054
Versailles Commercial Paper LLC 5.30%, 10/2/2023 (c)	3,000,000	2,998,665
		41,679,770
CERTIFICATES OF DEPOSIT — 33.8%
Bank of Nova Scotia SOFR + 0.34%, 5.65%, 11/13/2023 (b)	6,000,000	6,001,116
Barclays Bank PLC 5.50%, 10/6/2023 (c)	5,000,000	4,999,947
Barclays Bank PLC SOFR + 0.50%, 5.82%, 2/9/2024	5,000,000	5,003,331
Barclays Bank PLC 6.00%, 6/5/2024	5,000,000	5,000,907
Canadian Imperial Bank of Commerce 6.01%, 7/3/2024	5,000,000	5,000,786
Citibank NA 5.70%, 12/20/2023 (c)	5,000,000	5,001,203
Citibank NA 5.78%, 3/11/2024 (c)	2,000,000	1,999,467
Citibank NA 6.01%, 9/19/2024	4,000,000	4,001,047
Cooperatieve Rabobank UA 0.89%, 9/20/2024	3,250,000	3,250,432
Credit Agricole Corporate & Investment Bank SOFR + 0.30%, 5.61%, 11/10/2023	5,000,000	5,001,299
DNB Bank ASA 5.40%, 11/10/2023 (c)	3,250,000	3,249,851
Landesbank Baden-Wuerttemberg 5.35%, 10/4/2023	10,000,000	9,999,972
Mizuho Bank Ltd. 5.32%, 10/2/2023	5,000,000	5,000,000
Mizuho Bank Ltd. SOFR + 0.40%, 5.72%, 3/7/2024	4,000,000	4,000,559
See accompanying notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments – (continued)
September 30, 2023 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
CERTIFICATES OF DEPOSIT – (continued)
Mizuho Bank Ltd. SOFR + 0.46%, 5.78%, 10/26/2023 (b)	$5,000,000	$5,001,211
Mizuho Bank Ltd. SOFR + 0.47%, 5.79%, 1/10/2024	5,000,000	5,003,387
MUFG Bank Ltd. SOFR + 0.39%, 5.71%, 2/21/2024	2,250,000	2,250,287
MUFG Bank Ltd. SOFR + 0.39%, 5.71%, 3/13/2024	10,000,000	10,000,263
MUFG Bank Ltd. SOFR + 0.50%, 5.82%, 10/11/2023 (b)	10,000,000	10,001,155
Natixis SA SOFR + 0.42%, 5.73%, 12/8/2023 (b)	5,000,000	5,002,940
Norinchukin Bank 5.60%, 12/11/2023	1,250,000	1,250,189
Oversea-Chinese Banking Corp. Ltd. 5.65%, 1/22/2024	2,500,000	2,500,166
Oversea-Chinese Banking Corp. Ltd. SOFR + 0.50%, 5.82%, 11/3/2023 (b)	5,000,000	5,001,562
Standard Chartered Bank SOFR + 0.42%, 5.74%, 1/11/2024	5,000,000	5,002,318
Standard Chartered Bank SOFR + 0.43%, 5.74%, 11/2/2023 (b)	2,500,000	2,500,660
Sumitomo Mitsui Banking Corp. SOFR + 0.46%, 5.77%, 1/8/2024	5,000,000	5,003,074
Sumitomo Mitsui Banking Corp. SOFR + 0.50%, 5.81%, 10/16/2023 (b)	10,000,000	10,001,689
Svenska Handelsbanken SOFR + 0.47%, 5.79%, 5/24/2024	4,000,000	4,001,880
Svenska Handelsbanken AB 5.41%, 11/16/2023 (c)	3,500,000	3,499,891
Svenska Handelsbanken AB SOFR + 0.37%, 5.69%, 10/18/2023 (b)	5,000,000	5,000,686
Toronto-Dominion Bank 5.71%, 5/10/2024 (c)	5,000,000	4,983,908
Wells Fargo Bank NA SOFR + 0.47%, 5.78%, 11/6/2023 (b)	5,250,000	5,251,802
Wells Fargo Bank NA SOFR + 0.47%, 5.78%, 11/9/2023 (b)	5,000,000	5,001,874
Wells Fargo Bank NA SOFR + 0.65%, 5.96%, 7/3/2024 (b)	5,000,000	5,004,883
		168,773,742
FINANCIAL COMPANY COMMERCIAL PAPER — 32.2%
Banco Santander SA SOFR + 0.43%, 5.75%, 2/9/2024 (a)	5,000,000	4,999,833
Bank of Montreal SOFR + 0.75%, 6.06%, 12/7/2023 (b)	8,000,000	8,008,356
See accompanying notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments – (continued)
September 30, 2023 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
FINANCIAL COMPANY COMMERCIAL PAPER – (continued)
Bank of Nova Scotia SOFR + 0.45%, 5.76%, 10/10/2023 (a),(b)	$5,000,000	$5,000,509
Bank of Nova Scotia SOFR + 0.66%, 5.97%, 5/31/2024 (a),(b)	5,000,000	5,005,662
BNG Bank NV 5.32%, 10/4/2023 (a)	5,000,000	4,996,319
Credit Industriel et Commercial SOFR + 0.45%, 5.76%, 1/8/2024 (a),(b)	7,000,000	7,004,090
DNB Bank ASA 5.08%, 2/13/2024 (a),(c)	2,500,000	2,447,883
DNB Bank ASA 5.65%, 8/28/2024	3,000,000	2,844,579
DNB Bank ASA SOFR + 0.35%, 5.66%, 11/9/2023 (a),(b)	3,000,000	3,000,723
HSBC Bank PLC SOFR + 0.42%, 5.74%, 2/2/2024 (a),(b)	1,500,000	1,500,464
HSBC Bank PLC SOFR + 0.67%, 5.99%, 7/5/2024 (a)	3,500,000	3,504,155
ING U.S. Funding LLC SOFR + 0.48%, 5.80%, 6/13/2024 (a)	5,000,000	5,000,391
Lloyds Bank PLC 5.12%, 10/12/2023 (a),(c)	1,750,000	1,746,627
Macquarie Bank Ltd. 5.48%, 10/2/2023 (c)	10,000,000	9,995,526
Macquarie Bank Ltd. 5.65%, 3/20/2024 (a)	5,000,000	4,864,267
Macquarie Bank Ltd. SOFR + 0.37%, 5.69%, 2/23/2024 (a)	2,000,000	2,000,412
Macquarie Bank Ltd. SOFR + 0.44%, 5.76%, 10/19/2023 (a),(b)	5,000,000	5,000,918
National Australia Bank Ltd. SOFR + 0.43%, 5.74%, 10/11/2023 (a),(b)	5,000,000	5,000,523
National Australia Bank Ltd. SOFR + 0.45%, 5.76%, 10/10/2023 (a),(b)	5,000,000	5,000,509
National Australia Bank Ltd. SOFR + 0.46%, 5.77%, 1/29/2024 (a),(b)	5,000,000	5,004,070
National Australia Bank Ltd. SOFR + 0.49%, 5.80%, 11/30/2023 (a),(b)	5,000,000	5,002,733
Nordea Bank Abp SOFR + 0.40%, 5.71%, 10/11/2023 (a),(b)	5,000,000	5,000,334
Nordea Bank Abp SOFR + 0.52%, 5.83%, 1/11/2024 (a),(b)	5,000,000	5,004,063
NRW Bank 5.29%, 10/2/2023 (a)	5,000,000	4,997,807
Royal Bank of Canada SOFR + 0.50%, 5.81%, 10/4/2023 (a),(b)	8,000,000	8,000,327
Royal Bank of Canada SOFR + 0.64%, 5.95%, 7/8/2024 (a)	3,000,000	3,000,000
See accompanying notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments – (continued)
September 30, 2023 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
FINANCIAL COMPANY COMMERCIAL PAPER – (continued)
Skandinaviska Enskilda Banken AB SOFR + 0.24%, 5.56%, 12/26/2023 (a)	$2,500,000	$2,500,425
Skandinaviska Enskilda Banken AB SOFR + 0.52%, 5.84%, 4/12/2024 (a)	5,000,000	5,005,236
Societe Generale SA 5.52%, 12/13/2023	4,000,000	3,954,733
Svenska Handelsbanken AB SOFR + 0.63%, 5.95%, 4/15/2024 (a),(b)	5,000,000	5,007,491
Swedbank AB SOFR + 0.48%, 5.79%, 10/6/2023 (b)	10,000,000	10,000,699
Toronto-Dominion Bank 4.95%, 11/2/2023 (a),(c)	5,000,000	4,974,991
Westpac Banking Corp. SOFR + 0.19%, 5.50%, 11/20/2023 (a),(b)	1,500,000	1,500,082
Westpac Banking Corp. SOFR + 0.46%, 5.77%, 11/10/2023 (a),(b)	5,000,000	5,001,774
		160,876,511
OTHER NOTES — 10.2%
Abu Dhabi International Bank 5.32%, 10/2/2023	19,913,000	19,913,000
Bank of America NA 0.88%, 11/7/2023 (c)	1,000,000	999,916
Bank of America NA 5.44%, 2/7/2024 (c)	1,000,000	998,092
Bank of America NA SOFR + 0.27%, 5.59%, 4/5/2024 (b)	5,000,000	4,998,298
Bank of America NA SOFR + 0.50%, 5.81%, 11/6/2023 (b)	2,750,000	2,750,947
Bank of America NA SOFR + 0.70%, 6.02%, 7/8/2024 (b)	5,000,000	5,002,580
Canadian Imperial Bank of Commerce 5.31%, 10/2/2023	10,000,000	10,000,000
Toyota Motor Credit Corp. SOFR + 0.62%, 5.94%, 6/13/2024 (b)	3,000,000	3,003,556
Toyota Motor Credit Corp. SOFR + 0.75%, 6.07%, 12/11/2023 (b)	3,000,000	3,002,820
		50,669,209
GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 6.0%
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 09/29/2023 (collateralized by U.S. Government Obligations, 2.939% – 6.011% due 01/01/2028 – 09/20/2053, valued at $30,600,000); expected proceeds $30,013,275 5.31%, 10/2/2023	30,000,000	30,000,000
See accompanying notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments – (continued)
September 30, 2023 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
TREASURY REPURCHASE AGREEMENTS — 1.0%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 09/29/2023 (collateralized by a U.S. Treasury Note, 2.375% due 03/31/2029, valued at $5,100,010); expected proceeds $5,002,208 5.30%, 10/2/2023	$5,000,000	$5,000,000
OTHER REPURCHASE AGREEMENTS — 8.0%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 09/22/2023 (collateralized by various Common Stocks, and a Corporate Bond, 3.125% due 04/14/2030, valued at $5,399,926); expected proceeds $5,095,365 5.77%, 1/19/2024 (b),(d)	5,000,000	5,000,000
Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 09/29/2023 (collateralized by various Common Stocks, valued at $1,080,001); expected proceeds $1,000,456 5.47%, 10/2/2023 (b)	1,000,000	1,000,000
Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 09/29/2023 (collateralized by various Corporate Bonds, 1.658% – 9.250% due 12/05/2024 – 04/08/2068, valued at $2,109,817); expected proceeds $2,027,491 5.56%, 12/20/2023 (b),(d)	2,000,000	2,000,000
Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 09/29/2023 (collateralized by various Corporate Bonds, 1.750% – 7.500% due 06/01/2024 – 09/14/2077, valued at $7,468,225); expected proceeds $7,003,144 5.39%, 10/2/2023 (b)	7,000,000	7,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 09/08/2023 (collateralized by various Common Stocks, valued at $5,400,002); expected proceeds $5,093,051 5.63%, 1/5/2024 (d)	5,000,000	5,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 09/15/2023 (collateralized by various Common Stocks, valued at $3,240,005); expected proceeds $3,056,723 5.72%, 1/12/2024 (d)	3,000,000	3,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 09/29/2023 (collateralized by a Corporate Bond, 0.000% due 04/05/2024, valued at $3,090,001); expected proceeds $3,001,338 5.35%, 10/2/2023	3,000,000	3,000,000
Agreement with Societe General and Bank of New York Mellon (Tri-Party), dated 09/20/2023 (collateralized by various Common Stocks, valued at $6,480,002); expected proceeds $6,010,840 5.42%, 10/2/2023 (b)	6,000,000	6,000,000
Agreement with Societe General and Bank of New York Mellon (Tri-Party), dated 09/27/2023 (collateralized by various Corporate Bonds, 0.000% – 7.875% due 10/16/2023 – 10/15/2053, valued at $5,750,326); expected proceeds $5,005,231 5.38%, 10/4/2023	5,000,000	5,000,000
See accompanying notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments – (continued)
September 30, 2023 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
OTHER REPURCHASE AGREEMENTS – (continued)
Agreement with Societe General and Bank of New York Mellon (Tri-Party), dated 09/28/2023 (collateralized by various Common Stocks, valued at $3,240,001); expected proceeds $3,019,320. 5.52%, 11/9/2023 (b),(d)	$3,000,000	$3,000,000
		40,000,000
TOTAL SHORT-TERM INVESTMENTS (Cost $496,947,095)		496,999,232
TOTAL INVESTMENTS — 99.6% (Cost $496,947,095)		496,999,232
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%		1,776,841
NET ASSETS — 100.0%		$498,776,073
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 26.7% of net assets as of September 30, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Rate shown is the discount rate at time of purchase.
(d)	Illiquid security. These securities represent $18,000,000 or 3.6% of net assets as of September 30, 2023.
Abbreviations:
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
See accompanying notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments
September 30, 2023 (Unaudited)
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2023.
Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
INVESTMENTS:
Short-Term Investments	$—	$496,999,232	$—	$496,999,232
TOTAL INVESTMENTS	$—	$496,999,232	$—	$496,999,232
See accompanying notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Notes to Schedule of Investments
September 30, 2023 (Unaudited)
Security Valuation
The Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board” and each member thereof, a "Trustee"). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund's investments by major category are as follows:
•      Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•      Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•      Repurchase agreements are valued at the repurchase price as of valuation date.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Fund's investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•      Level 1 – Unadjusted quoted prices in active markets for identical asset or liability;
•      Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•      Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments
September 30, 2023 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS — 99.7%
ASSET BACKED COMMERCIAL PAPER — 11.5%
Anglesea Funding LLC 5.34%, 10/4/2023 (a)	$50,000,000	$49,962,959
Anglesea Funding LLC 5.35%10/6/2023 (a)	160,000,000	159,833,867
Barclays Bank PLC 5.34%, 10/4/2023	100,000,000	99,926,292
Barclays Bank PLC 5.71%, 4/2/2024	33,750,000	32,764,258
Bay Square Funding LLC 5.37%, 10/2/2023 (a)	65,000,000	64,971,135
Bennington Stark Capital Co. LLC 5.51%, 11/10/2023 (a)	64,000,000	63,596,352
Collateralized Commercial Paper FLEX Co. LLC SOFR + 0.42%, 5.73%, 2/23/2024 (a),(b)	60,000,000	60,001,341
Concord Minutemen Capital Co. LLC SOFR + 0.50%, 5.81%, 1/2/2024 (a),(b)	29,250,000	29,259,019
Legacy Capital Co. LLC SOFR + 0.39%, 5.70%, 2/15/2024 (a),(b)	75,000,000	75,014,428
Lexington Parker Capital Co. LLC 5.35%, 10/5/2023 (a)	32,250,000	32,221,314
Liberty Street Funding LLC 5.30%, 11/6/2023 (a),(c)	75,000,000	74,573,371
LMA-Americas LLC 5.49%, 10/24/2023 (a)	61,050,000	60,820,130
Mountcliff Funding LLC 5.67%, 1/2/2024 (a)	75,000,000	73,907,500
Mountcliff Funding LLC SOFR + 0.46%, 5.78%, 1/2/2024 (a),(b)	50,000,000	50,000,000
Ridgefield Funding Co. LLC 5.62%, 2/16/2024 (a)	50,000,000	48,913,444
Ridgefield Funding Co. LLC SOFR + 0.32%, 5.63%, 11/27/2023 (a),(b)	110,000,000	109,989,643
Versailles Commercial Paper LLC 5.30%, 10/2/2023 (c)	92,000,000	91,959,067
		1,177,714,120
CERTIFICATES OF DEPOSIT — 26.4%
Bank of America NA 5.92%, 8/9/2024	75,000,000	74,957,684
Barclays Bank PLC 5.50%, 10/6/2023 (c)	75,000,000	74,999,205
Barclays Bank PLC SOFR + 0.50%, 5.82%, 2/9/2024 (b)	75,000,000	75,049,966
Barclays Bank PLC 6.00%, 6/5/2024	75,000,000	75,013,606
BNP Paribas SA 5.35%, 11/14/2023 (c)	52,250,000	52,236,799
See accompanying notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments – (continued)
September 30, 2023 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
CERTIFICATES OF DEPOSIT – (continued)
Canadian Imperial Bank of Commerce 5.31%, 10/5/2023	$50,000,000	$49,999,885
Canadian Imperial Bank of Commerce SOFR + 0.45%, 5.76%, 10/23/2023 (b)	62,250,000	62,264,418
Canadian Imperial Bank of Commerce 5.80%, 2/26/2024 (c)	50,000,000	50,015,496
Canadian Imperial Bank of Commerce 6.00%, 7/5/2024	100,000,000	100,009,946
Citibank NA 5.70%, 12/20/2023 (c)	50,000,000	50,012,032
Citibank NA 5.78%, 3/11/2024 (c)	50,000,000	49,986,667
Citibank NA 5.80%, 2/15/2024	33,750,000	33,760,270
Citibank NA 5.84%, 4/29/2024	75,000,000	74,983,720
Citibank NA 6.01%, 9/19/2024	50,000,000	50,013,082
Cooperatieve Rabobank UA 0.89%, 9/20/2024	61,000,000	61,008,104
Cooperatieve Rabobank UA SOFR + 0.43%, 5.74%, 10/11/2023 (b)	25,000,000	25,002,797
Credit Agricole Corporate & Investment Bank SOFR + 0.30%, 5.61%, 11/10/2023 (b)	100,000,000	100,025,980
Credit Industriel et Commercial SOFR + 0.42%, 5.73%, 10/18/2023 (b)	50,000,000	50,008,699
Credit Industriel et Commercial SOFR + 0.44%, 5.75%, 1/17/2024 (b)	63,000,000	63,035,272
DNB Bank ASA 5.40%, 11/10/2023 (c)	47,000,000	46,997,851
Landesbank Baden-Wuerttemberg 5.33%, 10/6/2023	100,000,000	100,000,000
Landesbank Baden-Wuerttemberg 5.35%, 10/3/2023	50,000,000	49,999,934
Landesbank Baden-Wuerttemberg 5.35%, 10/4/2023	100,000,000	99,999,720
Mizuho Bank Ltd. SOFR + 0.51%, 5.83%, 10/11/2023 (b)	50,000,000	50,006,603
MUFG Bank Ltd. SOFR + 0.31%, 5.63%, 12/11/2023 (b)	33,750,000	33,757,564
MUFG Bank Ltd. SOFR + 0.39%, 5.71%, 2/21/2024 (b)	37,500,000	37,504,784
MUFG Bank Ltd. SOFR + 0.39%, 5.71%, 3/13/2024 (b)	101,000,000	101,002,658
MUFG Bank Ltd. SOFR + 0.41%, 5.73%, 2/6/2024 (b)	41,250,000	41,259,598
MUFG Bank Ltd. SOFR + 0.50%, 5.82%, 10/11/2023 (b)	90,000,000	90,010,393
See accompanying notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments – (continued)
September 30, 2023 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
CERTIFICATES OF DEPOSIT – (continued)
Nordea Bank Abp SOFR + 0.45%, 5.76%, 1/18/2024 (b)	$40,000,000	$40,024,048
Norinchukin BK NY BR SOFR + 0.28%, 5.59%, 10/27/2023 (b)	75,000,000	75,006,340
Oversea-Chinese Banking Corp. Ltd. 5.50%, 10/5/2023	100,000,000	100,001,830
Oversea-Chinese Banking Corp. Ltd. 5.65%, 1/22/2024	47,000,000	47,003,124
Oversea-Chinese Banking Corp. Ltd. SOFR + 0.41%, 5.73%, 3/1/2024 (b)	28,250,000	28,254,561
Standard Chartered Bank SOFR + 0.43%, 5.74%, 11/2/2023 (b)	40,500,000	40,510,694
Standard Chartered Bank SOFR + 0.47%, 5.78%, 2/6/2024 (b)	52,250,000	52,272,149
Sumitomo Mitsui Banking Corp. SOFR + 0.41%, 5.72%, 2/12/2024 (b)	48,500,000	48,514,747
Sumitomo Mitsui Banking Corp. SOFR + 0.50%, 5.81%, 10/16/2023 (b)	45,000,000	45,007,601
Sumitomo Mitsui Trust Bank Ltd. SOFR + 0.29%, 5.60%, 10/25/2023 (b)	50,000,000	50,005,922
Svenska Handelsbanken AB SOFR + 0.37%, 5.69%, 10/18/2023 (b)	50,000,000	50,006,858
Toronto-Dominion Bank 5.71%, 5/10/2024 (c)	75,000,000	74,758,623
Toronto-Dominion Bank SOFR + 0.50%, 5.82%, 1/24/2024 (b)	100,000,000	100,081,362
Wells Fargo Bank NA SOFR + 0.47%, 5.78%, 11/6/2023 (b)	50,000,000	50,017,158
Wells Fargo Bank NA SOFR + 0.65%, 5.96%, 7/3/2024 (b)	75,000,000	75,073,238
		2,699,460,988
FINANCIAL COMPANY COMMERCIAL PAPER — 32.3%
Australia & New Zealand Banking Group Ltd. SOFR + 0.25%, 5.56%, 2/28/2024 (a),(b)	85,000,000	84,974,112
Australia & New Zealand Banking Group Ltd. 5.58%, 2/2/2024 (a)	50,000,000	49,050,450
Banco Santander SA SOFR + 0.43%, 5.75%, 2/9/2024 (a),(b)	105,000,000	104,996,482
Bank of Nova Scotia SOFR + 0.30%, 5.61%, 11/21/2023 (a),(b)	36,000,000	36,005,562
Bank of Nova Scotia SOFR + 0.45%, 5.76%10/10/2023 (a),(b)	125,000,000	125,010,581
Bank of Nova Scotia SOFR + 0.66%, 5.97%, 5/31/2024 (a),(b)	75,000,000	75,084,925
BNG Bank 5.32%, 10/2/2023 (a)	50,000,000	49,977,917
See accompanying notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments – (continued)
September 30, 2023 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
FINANCIAL COMPANY COMMERCIAL PAPER – (continued)
BNG Bank NV 5.32%, 10/4/2023 (a)	$100,000,000	$99,926,389
BNG Bank NV 5.33%, 10/3/2023 (a)	50,000,000	49,970,556
BPCE SA 5.68%, 2/1/2024 (a)	53,000,000	51,973,125
BPCE SA 5.69%, 7/8/2024 (a)	110,000,000	105,040,681
BPCE SA SOFR + 0.50%, 5.81%, 11/6/2023 (a),(b)	29,750,000	29,761,759
Credit Industriel et Commercial SOFR + 0.45%, 5.76%, 1/8/2024 (a),(b)	104,000,000	104,060,760
DBS Bank Ltd. 5.25%, 11/9/2023 (a),(c)	25,000,000	24,847,816
DBS Bank Ltd. 5.30%, 10/20/2023 (a),(c)	43,250,000	43,115,327
DNB Bank ASA 5.08%, 2/13/2024 (a),(c)	39,500,000	38,676,550
DNB Bank ASA SOFR + 0.35%, 5.66%, 11/9/2023 (a),(b)	49,000,000	49,011,816
HSBC Bank PLC SOFR + 0.42%, 5.74%, 2/2/2024 (a),(b)	22,750,000	22,757,034
HSBC Bank PLC SOFR + 0.46%, 5.78%, 1/18/2024 (a),(b)	54,500,000	54,536,754
HSBC Bank PLC SOFR + 0.67%, 5.99%, 7/5/2024 (a),(b)	60,250,000	60,321,528
HSBC Bank PLC SOFR + 0.85%, 6.17%, 11/1/2023 (a),(b)	100,000,000	100,062,807
ING U.S. Funding LLC 5.60%, 5/17/2024 (a)	100,000,000	96,372,658
Lloyds Bank PLC 5.12%, 10/12/2023 (a),(c)	24,250,000	24,203,264
Macquarie Bank Ltd. SOFR + 0.30%, 5.62%, 2/26/2024 (a),(b)	40,500,000	40,496,592
Macquarie Bank Ltd. 5.65%, 3/20/2024 (a)	172,000,000	167,330,788
Macquarie Bank Ltd. SOFR + 0.35%, 5.67%, 3/26/2024 (a),(b)	20,250,000	20,248,176
Macquarie Bank Ltd. SOFR + 0.37%, 5.69%, 2/23/2024 (a),(b)	64,000,000	64,013,178
National Australia Bank Ltd. SOFR + 0.43%, 5.74%, 10/11/2023 (a),(b)	75,000,000	75,007,848
National Australia Bank Ltd. SOFR + 0.45%, 5.76%, 10/10/2023 (a),(b)	28,000,000	28,002,849
National Australia Bank Ltd. SOFR + 0.45%, 5.76%, 2/27/2024 (a),(b)	56,500,000	56,538,662
Nordea Bank Abp SOFR + 0.37%, 5.68%, 3/8/2024 (a),(b)	100,000,000	100,017,600
See accompanying notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments – (continued)
September 30, 2023 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
FINANCIAL COMPANY COMMERCIAL PAPER – (continued)
Nordea Bank Abp SOFR + 0.40%, 5.71%, 10/11/2023 (a),(b)	$100,000,000	$100,006,682
Nordea Bank Abp SOFR + 0.52%, 5.83%, 1/11/2024 (a),(b)	15,000,000	15,012,187
Nordea Bank Abp SOFR + 0.52%, 5.83%, 4/5/2024 (a),(b)	50,000,000	50,049,366
NRW Bank 5.29%, 10/2/2023 (a)	100,000,000	99,956,142
Royal Bank of Canada SOFR + 0.64%, 5.95%, 7/8/2024 (a),(b)	79,000,000	79,000,000
Skandinaviska Enskilda Banken AB SOFR + 0.24%, 5.56%, 12/26/2023 (a),(b)	50,000,000	50,008,506
Skandinaviska Enskilda Banken AB SOFR + 0.36%, 5.68%, 10/25/2023 (a),(b)	30,000,000	30,004,933
Skandinaviska Enskilda Banken AB SOFR + 0.52%, 5.84%, 4/12/2024 (a),(b)	40,000,000	40,041,888
Societe Generale SA 5.68%, 1/31/2024 (a)	46,500,000	45,622,127
Standard Chartered Bank 5.32%, 10/13/2023 (a)	75,000,000	74,845,417
Svenska Handelsbanken AB 5.08%, 2/12/2024 (a),(c)	47,000,000	46,028,771
Svenska Handelsbanken AB 5.30%, 10/18/2023 (a),(c)	50,000,000	49,860,746
Svenska Handelsbanken AB SOFR + 0.21%, 5.53%, 11/22/2023 (a),(b)	47,250,000	47,253,205
Svenska Handelsbanken AB 5.61%, 3/1/2024 (a)	75,000,000	73,235,095
Swedbank AB SOFR + 0.25%, 5.56%, 11/10/2023 (b)	42,250,000	42,255,581
Swedbank AB SOFR + 0.40%, 5.72%, 2/26/2024 (b)	40,500,000	40,509,902
Swedbank AB SOFR + 0.48%, 5.79%, 10/6/2023 (b)	50,000,000	50,003,497
Swedbank AB SOFR + 0.50%, 5.82%, 4/23/2024 (b)	32,250,000	32,274,091
Toronto-Dominion Bank 4.95%, 11/2/2023 (a),(c)	70,000,000	69,649,875
UBS AG SOFR + 0.28%, 5.59%, 11/28/2023 (a),(b)	59,000,000	59,000,218
UBS AG SOFR + 0.35%, 5.66%, 11/16/2023 (a),(b)	100,000,000	100,000,763
Westpac Banking Corp. SOFR + 0.19%, 5.50%, 11/20/2023 (a),(b)	25,750,000	25,751,413
Westpac Banking Corp. SOFR + 0.23%, 5.54%, 2/14/2024 (a),(b)	29,500,000	29,492,027
See accompanying notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments – (continued)
September 30, 2023 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
FINANCIAL COMPANY COMMERCIAL PAPER – (continued)
Westpac Banking Corp. SOFR + 0.23%, 5.54%, 2/15/2024 (a),(b)	$23,000,000	$22,997,633
		3,304,254,611
OTHER NOTES — 16.2%
Abu Dhabi International Bank 5.32%, 10/2/2023	278,561,000	278,561,000
Bank of America NA 0.88%, 11/7/2023 (c)	15,750,000	15,748,685
Bank of America NA 5.44%, 2/7/2024 (c)	15,750,000	15,719,948
Bank of America NA SOFR + 0.27%, 5.59%, 4/5/2024 (b)	125,000,000	124,957,444
Bank of America NA SOFR + 0.45%, 5.77%, 10/6/2023 (b)	35,000,000	35,001,024
Bank of America NA SOFR + 0.50%, 5.81%, 11/6/2023 (b)	44,500,000	44,515,330
Cooperatieve Rabobank UA 5.30%, 10/2/2023	225,000,000	225,000,000
ING Bank NV 5.32%, 10/4/2023	100,000,000	100,000,000
ING Bank NV 5.32%, 10/6/2023	100,000,000	100,000,000
KBC Bank NV 5.31%, 10/2/2023	100,000,000	100,000,000
Mizuho Bank Ltd. 5.32%, 10/2/2023	275,000,000	275,000,000
Royal Bank of Canada 5.32%, 10/2/2023	250,000,000	250,000,000
Toyota Motor Credit Corp. SOFR + 0.38%, 5.69%, 2/22/2024 (b)	41,250,000	41,238,943
Toyota Motor Credit Corp. SOFR + 0.62%, 5.94%, 6/13/2024 (b)	50,000,000	50,059,263
		1,655,801,637
GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 3.0%
Agreement with Bank of America and Bank of New York Mellon (Tri–Party), dated 09/29/2023 (collateralized by U.S. Government Obligations, 2.000% – 6.500% due 03/01/2037 – 09/01/2053, valued at $85,680,000); expected proceeds $84,037,450 5.35%, 10/2/2023	84,000,000	84,000,000
Agreement with Bank of America and Bank of New York Mellon (Tri–Party), dated 09/29/2023 (collateralized by U.S. Government Obligations, 2.500% – 7.000% due 10/20/2051 – 09/20/2053, valued at $116,280,001); expected proceeds $114,050,350 5.30%, 10/2/2023	114,000,000	114,000,000
Agreement with BNP Paribas and Bank of New York Mellon (Tri–Party), dated 09/29/2023 (collateralized by U.S. Government Obligations, 0.000% – 4.750% due 01/25/2049 – 09/25/2053, valued at $51,500,000); expected proceeds $50,022,083 5.30%, 10/2/2023	50,000,000	50,000,000
See accompanying notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments – (continued)
September 30, 2023 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
GOVERNMENT AGENCY REPURCHASE AGREEMENTS – (continued)
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri–Party), dated 09/29/2023 (collateralized by U.S. Government Obligations, 2.500% – 3.500% due 08/20/2051– 09/20/2051, valued at $51,000,383); expected proceeds $50,022,125 5.31%, 10/2/2023	$50,000,000	$50,000,000
Agreement with Credit Agricole and Bank of New York Mellon (Tri–Party), dated 09/29/2023 (collateralized by U.S. Government Obligations, 6.314% due 08/20/2053, valued at $5,400,001); expected proceeds $5,002,208 5.30%, 10/2/2023	5,000,000	5,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri–Party), dated 09/29/2023 (collateralized by U.S. Government Obligations, 3.000% – 6.500% due 09/20/2043 – 09/20/2053, valued at $10,200,000); expected proceeds $10,004,417 5.30%, 10/2/2023	10,000,000	10,000,000
		313,000,000
TREASURY REPURCHASE AGREEMENTS — 0.8%
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri–Party), dated 09/29/2023 (collateralized by U.S. Treasury Bonds, 1.750% – 4.750% due 02/15/2041 – 02/15/2042, and a U.S. Treasury Inflation Index Bond, 0.750% due 02/15/2042, valued at $12,648,055); expected proceeds $12,636,506 5.77%, 1/26/2024 (b),(d)	12,400,000	12,400,000
Agreement with Societe Generale and Bank of New York Mellon (Tri–Party), dated 09/29/2023 (collateralized by U.S. Treasury Notes, 4.125% – 4.750% due 07/31/2025 – 07/31/2028, valued at $71,400,062); expected proceeds $70,030,917 5.30%, 10/2/2023	70,000,000	70,000,000
		82,400,000
OTHER REPURCHASE AGREEMENTS — 9.5%
Agreement with Bank of America and Bank of New York Mellon (Tri–Party), dated 09/22/2023 (collateralized by various Common Stocks, valued at $43,200,000); expected proceeds $40,762,922 5.77%, 1/19/2024 (b),(d)	40,000,000	40,000,000
Agreement with BNP Paribas and Bank of New York Mellon (Tri–Party), dated 09/22/2023 (collateralized by various Corporate Bonds, 0.000% – 8.600% due 08/08/2024 – 12/31/2079, valued at $27,494,352); expected proceeds $26,357,384 5.56%, 12/20/2023 (b),(d)	26,000,000	26,000,000
Agreement with BNP Paribas and Bank of New York Mellon (Tri–Party), dated 09/29/2023 (collateralized by various Corporate Bonds, 1.004% – 8.250% due 07/31/2024 – 01/01/2999, and U.S. Government Obligations, 0.939% – 9.965% due 01/25/2025 – 06/25/2042, valued at $138,809,919); expected proceeds $130,058,392 5.39%, 10/2/2023 (b)	130,000,000	130,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri–Party), dated 09/29/2023 (collateralized by Various Corporate Bonds, 1.992% – 5.717% due 01/27/2032 – 04/20/2037, valued at $32,436,264); expected proceeds $30,425,250 5.67%, 12/28/2023 (b),(d)	30,000,000	30,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri–Party), dated 09/29/2023 (collateralized by Various Corporate Bonds, 2.650% – 8.875% due 11/15/2038 – 03/01/2046 , valued at $20,105,811); expected proceeds $18,954,759 5.77%, 1/26/2024 (b),(d)	18,600,000	18,600,000
See accompanying notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments – (continued)
September 30, 2023 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
OTHER REPURCHASE AGREEMENTS – (continued)
Agreement with ING Financial Markets, Inc. and Bank of New York Mellon (Tri–Party), dated 09/27/2023 (collateralized by various Common Stocks, valued at $46,461,623); expected proceeds $43,382,413 5.52%, 11/24/2023 (b),(d)	$43,000,000	$43,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri–Party), dated 09/08/2023 (collateralized by various Common Stocks, valued at $86,400,001); expected proceeds $81,488,822 5.63%, 1/5/2024 (b),(d)	80,000,000	80,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri–Party), dated 09/15/2023 (collateralized by various Common Stocks, valued at $81,000,001); expected proceeds $76,418,083 5.72%, 1/12/2024 (b),(d)	75,000,000	75,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri–Party), dated 09/29/2023 (collateralized by various Corporate Bonds, 0.000% due 10/27/2023 – 03/01/2024, valued at $53,798,837); expected proceeds $52,023,183 5.35%, 10/2/2023	52,000,000	52,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri–Party), dated 09/12/2023 (collateralized by Various Corporate Bonds, 0.976% – 7.203% due 07/15/2024 – 10/13/2035, valued at $26,962,314); expected proceeds $25,224,938 5.49%, 11/10/2023 (b),(d)	25,000,000	25,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri–Party), dated 09/29/2023 (collateralized by Various Corporate Bonds, 2.125% – 9.250% due 02/14/2024 – 02/03/2032, valued at $56,081,292); expected proceeds $52,023,487 5.42%, 10/2/2023	52,000,000	52,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri–Party), dated 09/20/2023 (collateralized by various Common Stocks, valued at $111,240,009); expected proceeds $103,186,087 5.42%, 10/2/2023 (b)	103,000,000	103,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri–Party), dated 09/27/2023 (collateralized by various Corporate Bonds, 0.824% – 14.000% due 10/16/2023 – 01/01/2999, valued at $62,526,900); expected proceeds $55,057,536 5.38%, 10/4/2023	55,000,000	55,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri–Party), dated 09/28/2023 (collateralized by various Common Stocks, valued at $74,520,015); expected proceeds $69,444,360 5.52%, 11/9/2023 (b),(d)	69,000,000	69,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri–Party), dated 09/29/2023 (collateralized by various Corporate Bonds, 0.000% – 14.000% due 10/16/2023 – 01/01/2999, valued at $85,283,420); expected proceeds $75,078,458 5.38%, 10/6/2023	75,000,000	75,000,000
Agreement with Toronto Dominion Bank and Bank of New York Mellon (Tri–Party), dated 09/29/2023 (collateralized by various Corporate Bonds, 2.200% – 6.246% due 08/15/2024 – 04/01/2054, valued at $106,756,694); expected proceeds $98,044,018 5.39%, 10/2/2023	98,000,000	98,000,000
		971,600,000
TOTAL SHORT-TERM INVESTMENTS (Cost $10,204,484,634)		10,204,231,356
See accompanying notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments – (continued)
September 30, 2023 (Unaudited)
Security Description	Principal Amount	Value
TOTAL INVESTMENTS — 99.7% (Cost $10,204,484,634)		10,204,231,356
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		31,099,261
NET ASSETS — 100.0%		$10,235,330,617
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 40.0% of net assets as of September 30, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Rate shown is the discount rate at time of purchase.
(d)	Illiquid security. These securities represent $419,000,000 or 4.1% of net assets as of September 30, 2023.
Abbreviations:
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
See accompanying notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments
September 30, 2023 (Unaudited)
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2023.
Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
INVESTMENTS:
Short-Term Investments	$—	$10,204,231,356	$—	$10,204,231,356
TOTAL INVESTMENTS	$—	$10,204,231,356	$—	$10,204,231,356
See accompanying notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Notes to Schedule of Investments
September 30, 2023 (Unaudited)
Security Valuation
The Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board" and each member thereof, a "Trustee"). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund's investments by major category are as follows:
•      Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•      Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•      Repurchase agreements are valued at the repurchase price as of valuation date.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Fund's investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•      Level 1 – Unadjusted quoted prices in active markets for identical asset or liability;
•      Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•      Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.